Non-Current Assets - Right of Use Assets	12 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Non-Current Assets - Right of Use Assets

Note 20. Non-Current Assets - Right of Use Assets

The Group has a three- year lease contract for its head office premises in Melbourne, Australia, which commenced on 15 July 2022. The agreement does not contain any extension options. The carrying amount of the lease at June 30, 2023 is as follows:

	June 30, 2023	June 30, 2022

	US$	US$
Right-of-Use Asset Cost
Opening balance as at July 1	281,554	281,554
Additions	252,677	—
Exchange on translations	—	—
	534,231	281,554
Right-of-Use-Asset Depreciation
Opening balance as at July 1	(281,554)	(187,702)
Charge to the period	(84,226)	(93,852)
Exchange on translation	—	—
	(365,780)	(281,554)
Net carrying amount at June 30	168,451	—

	2023	2022	2021

	US$	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84,226	66,465	91,656
Lease finance costs	5,321	5,920	5,782
Expense relating to leases of low value assets	2,101	7,376	7,042
	91,648	79,761	104,480

The Group did not have any short-term leases during the year ended June 30, 2023.